Loss per share	12 Months Ended
Dec. 31, 2022
Loss per share
Loss per share
27.	Loss per share

	2022	2021
	$	$

Net loss attributable to shareholders of the Company	(192,460)	(133,302)

Basic and diluted weighted average number of common shares outstanding	63,797,504	44,044,538

Net loss per share, basic and diluted	(3.02)	(3.03)

The weighted average basic and diluted shares outstanding for all the periods presented have been adjusted to reflect the effect of the 3:1 share consolidation that took place on May 4, 2022.

Excluded from the calculation of the diluted loss per share are all common share purchase warrants and stock options, as their effect would be anti-dilutive.